ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses And Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Deposits	¥ 287,001
Accrued expenses	254,943		¥ 89,329
Others	30,191		29,479
Accrued expenses and other current liabilities	¥ 572,135	$ 82,953	¥ 118,808